COMMON STOCK (Details Narrative) - USD ($)	Jun. 18, 2014	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Equity [Abstract]
Common stock, authorized		75,000,000	75,000,000	75,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Common stock, issued		8,000,000	8,000,000	8,000,000
Common stock, outstanding		8,000,000	8,000,000	8,000,000
Amount of shares issued to founder	$ 8,000
Number of shares issued to founder (in shares)	8,000,000
Shares issued (in dollars per share)	$ 0.001				$ 0.001